DWS Treasury Portfolio Shareholder Fees	Mar. 31, 2025 USD ($)
DWS US Trsy Money Fund Cl S [Member] | DWS Treasury Portfolio | DWS U.S. Treasury Money Fund Class S
Prospectus [Line Items]
Maximum Account Fee	$ 20